SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in mainland China
—Denominated in USD	499,117,291	311,341,363
—Denominated in RMB	334,796,621	229,710,326
—Denominated in EUR	18,233,516	66,246,844
—Denominated in GBP	504,471	1,127,657

Total cash and cash equivalents balances held at financial institutions in mainland China	852,651,899	608,426,190

Financial institutions in the United States
—Denominated in USD	691,290	1,583,932

Total cash balances held at United States financial institutions	691,290	1,583,932

Financial institutions in the Hong Kong S.A.R.
—Denominated in USD	11,477,109	9,328,332
—Denominated in HKD	79,213	45,736
—Denominated in EUR	—	5,674

Total cash balances held at Hong Kong S.A.R. financial institutions	11,556,322	9,379,742

Total cash balances held at financial institutions in other locations	7,203,416	10,485,440

Total cash and cash equivalents balances held at financial institutions	872,102,927	629,875,304

Schedule of term deposits

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in mainland China
—Denominated in RMB	20,000,000	20,000,000
—Denominated in USD	77,555,565	254,351,895

Total term deposits	97,555,565	274,351,895

Schedule of cash and cash equivalents and restricted cash

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	872,573,460	630,021,303
Restricted cash	107,666,733	216,395,796
Total cash, cash equivalents and restricted cash	980,240,193	846,417,099

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Furniture	3 - 5 years
Machinery and equipment	3 - 10 years
Building	50 years
Office and electronic equipment	2 - 5 years
Leasehold improvements	The shorter of the estimated useful life or remaining lease term
Motor vehicles	3 - 4 years

Summary of changes in contract liabilities (advances from customers and deferred revenue)

Contract liabilities as of January 1, 2023	73,901,130
Cash received in advance, excluding VAT	2,118,016,702
Revenue recognized from opening balance of contract liabilities	(62,471,630)
Revenue recognized from contract liabilities arising during 2023	(2,055,218,506)
Contract liabilities as of December 31, 2023	74,227,696
Cash received in advance, excluding VAT	3,240,822,892
Revenue recognized from opening balance of contract liabilities	(61,059,585)
Revenue recognized from contract liabilities arising during 2024	(3,150,964,181)
Contract liabilities as of December 31, 2024	103,026,822

Summary of concentration of customers and suppliers

	For the Year Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	%
Greater than 10% of the total revenue:
Customer A	*	*	319,208,693	12%	527,366,534	16%

	As of December 31,
	2023		2024
	RMB	%	RMB	%
Greater than 10% of the accounts receivable:
Customer B	90,892,779	34%	78,647,993	25%
Customer C	*	*	59,139,808	19%
Customer D	32,443,005	12%	29,537,164	10%

	As of December 31,
	2023		2024
	RMB	%	RMB	%
Greater than 10% of advances from customers:
Customer E	2,396,333	12%	*	*

	For the Year Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	%
Greater than 10% of total purchase:
Supplier X	354,956,312	13%	*	*	*	*
Supplier Y	*	*	286,132,811	16%	322,251,970	12%

*The amount was less than 10% of total balance.